Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Beginning balance			$ 3,814
Ending balance	$ 3,473		3,473
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,473	$ 3,136	3,473	$ 3,136
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,028	2,776	3,028	2,776
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	445	360	445	360
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	101	72	152	86
Net remeasurement of loss allowance	38	26	(2)	26
Loan originations	7	2	13	4
Derecognitions and maturities	(4)	(2)	(10)	(3)
Model changes	0	(4)		(4)
Total PCL	41	22	1	23
Write-offs	(3)	(3)	(6)	(6)
Recoveries of previous write-offs	4	2	4	4
Foreign exchange and other	(8)	0	(16)	(14)
Ending balance	135	93	135	93
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	687	556	707	558
Net remeasurement of loss allowance	(2)	125	35	188
Loan originations	24	12	43	23
Derecognitions and maturities	(16)	(12)	(37)	(26)
Model changes		30		30
Total PCL	6	155	41	215
Write-offs	(64)	(84)	(129)	(167)
Recoveries of previous write-offs	24	19	46	42
Foreign exchange and other	(10)	2	(22)	0
Ending balance	643	648	643	648
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	414	300	431	305
Net remeasurement of loss allowance	31	200	70	262
Loan originations	10	4	17	8
Derecognitions and maturities	(10)	(7)	(18)	(14)
Total PCL	31	197	69	256
Write-offs	(74)	(89)	(142)	(177)
Recoveries of previous write-offs	27	21	47	47
Foreign exchange and other	(8)	5	(15)	3
Ending balance	390	434	390	434
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,476	1,334	2,524	1,145
Net remeasurement of loss allowance	20	752	147	973
Loan originations	67	53	145	100
Derecognitions and maturities	(83)	(52)	(159)	(92)
Model changes	(24)	(11)	(24)	(11)
Total PCL	(20)	742	109	970
Write-offs	(73)	(175)	(184)	(216)
Recoveries of previous write-offs	14	16	27	23
Foreign exchange and other	(92)	44	(171)	39
Ending balance	2,305	1,961	2,305	1,961
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	996	840	996	840
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	790	672	790	672
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	206	168	206	168
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	33	14	51	15
Transfer to Stage 1	9	5	34	11
Transfer to Stage 2	(1)	(1)	(2)	(1)
Net remeasurement of loss allowance	12	11	(33)	2
Loan originations	7	2	13	4
Derecognitions and maturities	(1)	(1)	(3)	(1)
Model changes		(2)		(2)
Total PCL	26	14	9	13
Write-offs	0
Recoveries of previous write-offs	0
Foreign exchange and other	1	1		1
Ending balance	60	29	60	29
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	150	88	148	89
Transfer to Stage 1	52	38	117	79
Transfer to Stage 2	(9)	(6)	(16)	(10)
Transfer to Stage 3	(2)	0	(3)	(2)
Net remeasurement of loss allowance	(68)	(18)	(133)	(62)
Loan originations	24	12	43	23
Derecognitions and maturities	(6)	(4)	(13)	(8)
Model changes		5		5
Total PCL	(9)	27	(5)	25
Foreign exchange and other		1	(2)	2
Ending balance	141	116	141	116
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	112	80	110	80
Transfer to Stage 1	41	29	99	57
Transfer to Stage 2	(9)	(11)	(15)	(16)
Transfer to Stage 3	(1)	(1)	(1)	(1)
Net remeasurement of loss allowance	(45)	12	(100)	(13)
Loan originations	10	4	17	8
Derecognitions and maturities	(2)	(1)	(3)	(2)
Total PCL	(6)	32	(3)	33
Foreign exchange and other		3	(1)	2
Ending balance	106	115	106	115
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	791	348	658	338
Transfer to Stage 1	92	20	271	64
Transfer to Stage 2	(47)	(45)	(63)	(53)
Transfer to Stage 3	(1)	(1)	(2)	(2)
Net remeasurement of loss allowance	(143)	237	(215)	176
Loan originations	67	53	145	100
Derecognitions and maturities	(38)	(27)	(66)	(42)
Model changes	(5)	(23)	(5)	(23)
Total PCL	(75)	214	65	220
Foreign exchange and other	(27)	18	(34)	22
Ending balance	689	580	689	580
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,813	1,558	1,813	1,558
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,597	1,376	1,597	1,376
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	216	182	216	182
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	42	31	75	33
Transfer to Stage 1	(8)	(4)	(26)	(10)
Transfer to Stage 2	2	1	17	3
Transfer to Stage 3	(2)	(2)	(9)	(3)
Net remeasurement of loss allowance	24	13	5	17
Derecognitions and maturities	(3)	(1)	(7)	(2)
Model changes	0	(2)		(2)
Total PCL	13	5	(20)	3
Write-offs	0
Recoveries of previous write-offs	0
Foreign exchange and other	(2)	1	(2)	1
Ending balance	53	37	53	37
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	440	343	454	333
Transfer to Stage 1	(50)	(36)	(112)	(74)
Transfer to Stage 2	18	24	34	45
Transfer to Stage 3	(30)	(27)	(52)	(52)
Net remeasurement of loss allowance	38	82	109	144
Derecognitions and maturities	(10)	(8)	(24)	(18)
Model changes		25		25
Total PCL	(34)	60	(45)	70
Foreign exchange and other	(5)	4	(8)	4
Ending balance	401	407	401	407
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	302	220	321	225
Transfer to Stage 1	(41)	(29)	(99)	(57)
Transfer to Stage 2	9	11	15	16
Transfer to Stage 3	(47)	(41)	(87)	(81)
Net remeasurement of loss allowance	70	163	150	227
Derecognitions and maturities	(8)	(6)	(15)	(12)
Model changes			0
Total PCL	(17)	98	(36)	93
Foreign exchange and other	(1)	1	(1)	1
Ending balance	284	319	284	319
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,102	519	1,258	496
Transfer to Stage 1	(89)	(19)	(267)	(57)
Transfer to Stage 2	57	46	75	55
Transfer to Stage 3	(13)	(40)	(66)	(63)
Net remeasurement of loss allowance	114	279	255	373
Derecognitions and maturities	(45)	(25)	(93)	(50)
Model changes	(19)	12	(19)	12
Total PCL	5	253	(115)	270
Foreign exchange and other	(32)	23	(68)	29
Ending balance	1,075	795	1,075	795
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	664	738	664	738
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	641	728	641	728
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	23	10	23	10
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	26	27	26	38
Transfer to Stage 1	(1)	(1)	(8)	(1)
Transfer to Stage 2	(1)	0	(15)	(2)
Transfer to Stage 3	2	2	9	3
Net remeasurement of loss allowance	2	2	26	7
Total PCL	2	3	12	7
Write-offs	(3)	(3)	(6)	(6)
Recoveries of previous write-offs	4	2	4	4
Foreign exchange and other	(7)	(2)	(14)	(16)
Ending balance	22	27	22	27
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	97	125	105	136
Transfer to Stage 1	(2)	(2)	(5)	(5)
Transfer to Stage 2	(9)	(18)	(18)	(35)
Transfer to Stage 3	32	27	55	54
Net remeasurement of loss allowance	28	61	59	106
Total PCL	49	68	91	120
Write-offs	(64)	(84)	(129)	(167)
Recoveries of previous write-offs	24	19	46	42
Foreign exchange and other	(5)	(3)	(12)	(6)
Ending balance	101	125	101	125
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	48	42	88	82
Net remeasurement of loss allowance	6	25	20	48
Total PCL	54	67	108	130
Write-offs	(74)	(89)	(142)	(177)
Recoveries of previous write-offs	27	21	47	47
Foreign exchange and other	(7)	1	(13)	0
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	583	467	608	311
Transfer to Stage 1	(3)	(1)	(4)	(7)
Transfer to Stage 2	(10)	(1)	(12)	(2)
Transfer to Stage 3	14	41	68	65
Net remeasurement of loss allowance	49	236	107	424
Total PCL	50	275	159	480
Write-offs	(73)	(175)	(184)	(216)
Recoveries of previous write-offs	14	16	27	23
Foreign exchange and other	(33)	3	(69)	(12)
Ending balance	$ 541	$ 586	$ 541	$ 586